Options - Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices (Details) - Share options outstanding [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	1,491,776
Options exercisable	889,439
0.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	17,680
Weighted average remaining contractual term	1 year 2 months 12 days
Options exercisable	17,680
Weighted average remaining contractual term	1 year 2 months 12 days
1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.14
Options outstanding	82,580
Weighted average remaining contractual term	1 year 5 months 23 days
Options exercisable	82,580
Weighted average remaining contractual term	1 year 5 months 8 days
1.48 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.48
Options outstanding	50,000
Weighted average remaining contractual term	7 years 8 months 12 days
Options exercisable	28,125
Weighted average remaining contractual term	7 years 8 months 12 days
1.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.74
Options outstanding	12,800
Weighted average remaining contractual term	7 years 3 months 18 days
Options exercisable	8,000
Weighted average remaining contractual term	7 years 3 months 18 days
1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.83
Options outstanding	555,914
Weighted average remaining contractual term	5 years 9 months
Options exercisable	486,396
Weighted average remaining contractual term	5 years 6 months 29 days
1.94 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.94
Options outstanding	8,800
Weighted average remaining contractual term	9 years 11 months 19 days
Options exercisable
2.30 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.3
Options outstanding	10,400
Weighted average remaining contractual term	9 years 3 months 25 days
Options exercisable
2.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.4
Options outstanding	10,000
Weighted average remaining contractual term	9 years 2 months 26 days
Options exercisable
2.43 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.43
Options outstanding	8,800
Weighted average remaining contractual term	7 years 7 months 2 days
Options exercisable
2.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.79
Options outstanding	3,600
Weighted average remaining contractual term	9 years 8 months 19 days
Options exercisable	3,600
Weighted average remaining contractual term	7 years 7 months 2 days
2.87 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.87
Options outstanding	39,800
Weighted average remaining contractual term	8 years 11 months 19 days
Options exercisable	950
Weighted average remaining contractual term	9 years 8 months 19 days
2.97 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.97
Options outstanding	92,000
Weighted average remaining contractual term	9 years 5 months 23 days
Options exercisable	16,250
Weighted average remaining contractual term	8 years 10 months 20 days
2.98 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.98
Options outstanding	99,400
Weighted average remaining contractual term	9 years 6 months 18 days
Options exercisable	11,774
Weighted average remaining contractual term	9 years 5 months 23 days
3.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.14
Options outstanding	5,000
Weighted average remaining contractual term	5 years 7 months 20 days
Options exercisable	311
Weighted average remaining contractual term	9 years 6 months 18 days
3.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.2
Options outstanding	5,002
Weighted average remaining contractual term	6 years 7 months 20 days
Options exercisable	5,002
Weighted average remaining contractual term	5 years 7 months 20 days
3.59 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.59
Options outstanding	28,800
Weighted average remaining contractual term	8 years 8 months 26 days
Options exercisable	9,000
Weighted average remaining contractual term	8 years 8 months 26 days
4.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4
Options outstanding	76,000
Weighted average remaining contractual term	7 years 2 months 1 day
Options exercisable	69,696
Weighted average remaining contractual term	7 years 2 months 1 day
4.96 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.96
Options outstanding	315,200
Weighted average remaining contractual term	8 years 6 months 21 days
Options exercisable	98,825
Weighted average remaining contractual term	8 years 6 months 21 days
5.02 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.02
Options outstanding	30,000
Weighted average remaining contractual term	8 years 5 months 26 days
Options exercisable	11,250
Weighted average remaining contractual term	8 years 5 months 26 days
5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.12
Options outstanding	40,000
Weighted average remaining contractual term	14 days
Options exercisable	40,000
Weighted average remaining contractual term	14 days